Parent Company - Statement of Cash Flows of Constellium N.V. (Parent Company Only) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of condensed financial information of parent company [Line Items]
Net loss	€ (31)	€ (4)	€ (552)
Adjustments
Finance costs-net	243	167	155
Changes in working capital:
Trade receivables and other	(91)	28	343
Trade payables and other	124	(18)	(161)
Net cash flows (used in) / from investing activities	(292)	(365)	(722)
Proceeds from issuance of Senior Notes	1,440	375
Repayment of Senior Notes	(1,559)	(148)
Other	10	8	45
Net cash flows from / (used in) financing activities	61	145	(165)
Net (decrease) / increase in cash and cash equivalents	(71)	(132)	(519)
Cash and cash equivalents-beginning of period	347	472	991
Effect of exchange rate changes on cash and cash equivalents	(7)	3	4
Cash and cash equivalents as reported in the Consolidated Statement of Financial Position	269	347	472
Parent [member]
Disclosure of condensed financial information of parent company [Line Items]
Net loss	(70)	(6)
Adjustments
Finance costs-net	65	(1)	(9)
Dividend received	0	0	0
Interest paid	(148)	(95)	(61)
Interest received	149	103	74
Changes in working capital:
Trade receivables and other	(1)		26
Other financial liabilities			(1)
Trade payables and other	2	(1)	(44)
Net cash flows used in operating activities	(3)		(15)
Investments in subsidiaries	(11)
Current account with subsidiary (for cash pooling)	180	(186)	17
Loans granted to subsidiary and related parties	(1,640)	(375)
Repayment of loans granted to subsidiary and related parties	823	181
Exit fees received from Subsidiaries	9
Net cash flows (used in) / from investing activities	(639)	(380)	17
Net proceeds received from issuance of shares	259
Proceeds from issuance of Senior Notes	1,440	375
Payment of deferred financing costs	(29)	(12)	(2)
Repayment of Senior Notes	(949)
Payment of exit fees	(61)
Realized foreign exchange gains / (losses)	(17)	17
Other	(1)
Net cash flows from / (used in) financing activities	642	380	(2)
Net (decrease) / increase in cash and cash equivalents	0	0	0
Cash and cash equivalents-beginning of period	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Cash and cash equivalents as reported in the Consolidated Statement of Financial Position	€ 0	€ 0	€ 0